UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06258)

Exact name of registrant as specified in charter:	Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund

The fund's portfolio
8/31/16 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
MAC — Municipal Assurance Corporation
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.8%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (91.1%)

AZ Board of Regents Syst. VRDN (AZ State U.), Ser. B, 0.58%, 7/1/34	A-1+	$485,000	$485,000

AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF Administration Bldg.), 5.00%, 7/1/21	A2	500,000	508,800

AZ School Fac. Board COP, U.S. Govt. Coll., 5.75%, 9/1/22 (Prerefunded 9/1/18)	Aa3	1,000,000	1,099,640

AZ State COP, Ser. A, AGM, 5.00%, 10/1/29	AA	500,000	554,685

AZ State Hlth. Fac. Auth. Rev. Bonds
(Banner Hlth.), Ser. D, 5.50%, 1/1/38	AA-	1,250,000	1,326,600
(Scottsdale Hlth. Care), 5.00%, 12/1/28	A2	500,000	614,645

AZ State Hlth. Fac. Auth. VRDN (Catholic West), Ser. B, 0.65%, 7/1/35	VMIG1	500,000	500,000

AZ State Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds (Kirksville College), 5.125%, 1/1/30	A-	750,000	837,443

AZ State School Facs. Board COP, Ser. A, 5.00%, 9/1/23	Aa3	125,000	153,914

AZ State Sports & Tourism Auth. Rev. Bonds (Multi-Purpose Stadium Fac.), Ser. A, 5.00%, 7/1/30	A1	500,000	564,980

AZ State Trans. Board Hwy. Rev. Bonds
5.00%, 7/1/32	AAA	885,000	1,100,905
Ser. B, U.S. Govt. Coll., 5.00%, 7/1/31 (Prerefunded 7/1/18)	AAA	500,000	539,460

AZ State U. Nanotechnology Research, LLC Lease Rev. Bonds (AZ State U. Research Park Lease), Ser. A, AGC, 5.00%, 3/1/34	AA	500,000	541,270

AZ State Wtr. Infrastructure Fin. Auth. Rev. Bonds
(Wtr. Quality Revenue), Ser. A, 5.00%, 10/1/26	Aaa	500,000	638,640
Ser. A, 5.00%, 10/1/25	Aaa	500,000	614,180

Casa Grande, G.O. Bonds, Ser. B, 4.00%, 8/1/27	AA-	250,000	294,713

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), 7.25%, 12/1/19 (escrow)(F)	D/P	150,000	448

Central AZ State Wtr. Conservation Dist. Rev. Bonds (Wtr. Delivery Operation & Maintenance (O&M)), 5.00%, 1/1/36	AA+	640,000	789,626

Chandler, Excise Tax Rev. Bonds
5.00%, 7/1/27	AAA	100,000	132,470
5.00%, 7/1/22	AAA	500,000	608,050

El Mirage G.O. Bonds, AGM, 5.00%, 7/1/42	AA	250,000	289,068

Flagstaff, G.O. Bonds
Ser. B, 5.00%, 7/1/21	Aa2	200,000	236,926
4.00%, 7/1/27	Aa2	100,000	119,222

Gilbert, Pub. Facs. Rev. Bonds
5.00%, 7/1/20	Aa1	250,000	288,805
5.00%, 7/1/18	Aa1	500,000	539,555

Gilbert, Wtr. Resource Muni. Property Corp. Util. Syst. Rev. Bonds, 5.00%, 7/1/27	AAA	150,000	195,377

Glendale, Indl. Dev. Auth. Rev. Bonds
(Midwestern U.), 5.125%, 5/15/40	A-	1,000,000	1,117,840
(John C. Lincoln Hlth. Network), 5.00%, 12/1/42 (Prerefunded 12/1/17)	AAA/P	500,000	526,475

Glendale, Wtr. & Swr. Rev. Bonds, 5.00%, 7/1/21	AA	500,000	594,645

Goodyear Cmnty., Fac. Utils. G.O. Bonds (Dist. No. 1), 4.00%, 7/15/21	A1	150,000	168,554

Goodyear, Wtr. & Swr. Rev. Bonds, AGM
5.50%, 7/1/41	AA	500,000	585,525
5.00%, 7/1/35	AA	200,000	245,440

Lake Havasu City, Waste Wtr. Syst. Rev. Bonds, Ser. B, AGM, 5.00%, 7/1/43	AA	250,000	301,380

Maricopa Cnty. & Phoenix, Indl. Dev. Auth. Mtge. Rev. Bonds (Single Fam.), Ser. A-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.80%, 7/1/40	Aaa	30,000	30,382

Maricopa Cnty., Cmnty. College Dist. G.O. Bonds, 5.00%, 7/1/22	Aaa	250,000	304,813

Maricopa Cnty., G.O. Bonds
(Dist. No. 28 Kyrene Elementary School Impt.), Ser. C-10, 5.00%, 7/1/34	Aa1	250,000	303,373
(Unified School Dist. No. 60 Higley School Impt.), Ser. C, U.S. Govt. Coll., 5.00%, 7/1/27 (Prerefunded 7/1/18)	A1	1,000,000	1,077,970
(Unified School Dist. No. 89 Dysart), 5.00%, 7/1/25	A+	500,000	626,980
(Unified School Dist. No. 95 Queen Creek), 5.00%, 7/1/25	Aa3	200,000	254,402
(Unified School Dist. No. 60 Higley School Impt.), Ser. C, AGM, 4.00%, 7/1/33	AA	150,000	169,899
(Unified School Dist. No. 89 Dysart), BAM, 4.00%, 7/1/27	AA	550,000	656,810

Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	282,253
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BBB-	350,000	397,341

Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6.00%, 7/1/39	A	750,000	853,980

Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Samaritan Hlth. Svcs.), Ser. A, NATL, U.S. Govt. Coll., 7.00%, 12/1/16 (Escrowed to maturity)	AAA/P	310,000	314,790

Maricopa Cnty., Indl. Dev. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24) (Waste Mgt., Inc.), 3.375%, 12/1/31	A-	250,000	268,088

Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	1,050,000	1,198,113
(Southern CA Edl. Co.), Ser. A, 5.00%, 6/1/35	Aa3	650,000	734,624

Maricopa Cnty., Regl. Pub. Trans. Auth. Fund Rev. Bonds (Trans. Excise Tax), 5.25%, 7/1/24	AA+	435,000	558,997

McAllister, Academic Village Rev. Bonds
(AZ State U. Hassayampa), 5.25%, 7/1/26 (Prerefunded 7/1/18)	AA-	750,000	810,443
(AZ State U.), 5.00%, 7/1/33	AA-	250,000	309,515

Mesa, St. & Hwy. Rev. Bonds, 5.00%, 7/1/21	AA	500,000	591,795

Mesa, Util. Syst. Rev. Bonds, 5.00%, 7/1/35	Aa2	750,000	871,215

Northern AZ U. Rev. Bonds
5.00%, 6/1/36	A1	450,000	516,402
5.00%, 6/1/34	A1	250,000	303,300

Peoria, Dev. Auth. Inc. Rev. Bonds, 5.00%, 7/1/23	AA+	500,000	605,540

Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Single Fam.), Ser. 4, GNMA Coll., FNMA Coll., FHLMC Coll., 5.80%, 12/1/39	AAA/P	15,000	15,518

Phoenix, G.O. Bonds, 4.00%, 7/1/24	Aa1	500,000	597,185

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A1	500,000	562,335

Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa2	1,000,000	1,531,837

Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev. Bonds
5.50%, 7/1/24	AAA	500,000	543,405
5.00%, 7/1/29	AA+	500,000	614,975

Phoenix, Civic Impt. Corp. Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/39	AAA	500,000	553,835

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6.00%, 7/1/32	BB/F	250,000	275,503
(Great Hearts Academies), Ser. A, 5.00%, 7/1/36	BBB-	150,000	172,589
(Choice Academies, Inc.), 4.875%, 9/1/22	BB+	175,000	191,751
(Great Hearts Academies), 3.75%, 7/1/24	BBB-	260,000	269,087

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	110,097
Ser. A, 5.00%, 7/1/35	BB	150,000	165,146

Pima Cnty., G.O. Bonds
U.S. Govt. Coll., 5.00%, 7/1/26 (Prerefunded 7/1/21)	AA-	490,000	581,228
(Unified School Dist. No. 6), MAC, 4.00%, 7/1/28	AA	200,000	231,490

Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Providence Day School, Inc.), 5.125%, 12/1/40	BBB+	500,000	543,815

Pima Cnty., Regl. Trans. Fund Excise Tax Rev. Bonds, 5.00%, 6/1/23	AA+	195,000	241,244

Pima Cnty., Swr. Rev. Bonds, Ser. B, 5.00%, 7/1/26 (Prerefunded 7/1/21)	AA	500,000	595,685

Pima Cnty., Swr. Syst, Rev. Bonds, 5.00%, 7/1/26	AA	250,000	328,010

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5.25%, 7/1/36	A	350,000	407,075

Pinal Cnty., Elec. Syst. Rev. Bonds (Dist. No. 4), U.S. Govt. Coll., 6.00%, 12/1/38 (Prerefunded 12/1/18)	A-	500,000	558,685

Rio Nuevo, Multi-Purpose Fac. Dist. Rev. Bonds, AGC, 6.00%, 7/15/19 (Prerefunded 7/15/18)	AA	750,000	823,553

Salt River, Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds (Salt River), Ser. A, 5.00%, 1/1/27	Aa1	1,000,000	1,056,230

Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	Baa1	150,000	194,531
5.00%, 12/1/37	Baa1	500,000	645,145

Scottsdale, Muni. Property Corp. Excise Tax Rev. Bonds, 5.00%, 7/1/24	AAA	500,000	625,530

Student & Academic Svcs., LLC Rev. Bonds (Northern AZ Cap. Fac. Fin. Corp.), BAM, 5.00%, 6/1/25	AA	200,000	246,996

Sundance Cmnty., Fac. Dist. G.O. Bonds, MAC, 4.00%, 7/15/24	AA	250,000	284,240

Tempe, Rev. Bonds (Excise Tax), 5.00%, 7/1/31	AAA	250,000	317,323

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6.25%, 12/1/42	BB-/P	250,000	272,743

U. Med. Ctr. Corp. Hosp. Rev. Bonds, FHL Banks Coll., FHLMC Coll., FNMA Coll., U.S. Govt. Coll., 5.00%, 7/1/20 (Escrowed to Maturity)	AAA/P	250,000	286,973

U. Med. Ctr. Corp. Hosp. Rev. Bonds, U.S. Govt. Coll.
6.50%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	500,000	579,140
6.25%, 7/1/29 (Prerefunded 7/1/19)	AAA/P	500,000	575,660

U. of AZ Board of Regents Syst. Rev. Bonds
(Green Bond), Ser. A, 5.00%, 7/1/41	AA	200,000	241,458
5.00%, 6/1/37	Aa2	1,225,000	1,521,658
Ser. A, 5.00%, 6/1/35 (Prerefunded 6/1/19)	Aa2	500,000	556,715

Vistancia, Cmnty. Fac. Dist. G.O. Bonds, 5.00%, 7/15/26	A1	250,000	287,958

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/33	Baa1	100,000	114,940

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	265,000	277,116

Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds (Yuma Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/32	A-	400,000	479,700

			47,633,410
Guam (1.7%)

Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6.00%, 11/1/26	A-	250,000	298,783

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	250,000	289,453

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	150,000	166,527

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.50%, 10/1/40	Baa2	100,000	111,944

			866,707
Mississippi (1.0%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. B, 0.62%, 12/1/30	VMIG1	500,000	500,000

			500,000
Missouri (1.0%)

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. C, 0.60%, 9/1/30	VMIG1	500,000	500,000

			500,000
New York (1.2%)

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds, Ser. GG, 5.00%, 6/15/37	Aa1	500,000	612,490

			612,490
Puerto Rico (0.2%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5.50%, 5/15/39	Ba1	100,000	100,771

			100,771
Texas (0.6%)

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds (Gas Supply), 5.50%, 8/1/25	A3	250,000	313,153

			313,153
Virgin Islands (1.0%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/25	BBB	200,000	201,016

VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5.00%, 5/15/31	A3	335,000	335,596

			536,612
TOTAL INVESTMENTS

Total investments (cost $46,405,397)(b)			$51,063,143

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through August 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $52,234,762.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $46,396,575, resulting in gross unrealized appreciation and depreciation of $4,691,506 and $24,938, respectively, or net unrealized appreciation of $4,666,568.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	21.4%
	Education	17.9
	Prerefunded	17.6
	Tax bonds	12.2
	Local debt	11.1

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$51,062,695	$448

Totals by level	$—	$51,062,695	$448

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2016